Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 5,525,744	$ 249,356	$ 234,234
Accounts receivable, net	1,683,294	1,603,127	1,304,783
Short-term investments	948,000	1,018,000
Inventory	1,123,261	1,687,462	1,242,486
Prepaid expenses and other current assets	603,966	784,238	885,766
Current assets of discontinued operations	1,354,546		1,288,096
Total current assets	11,238,811	5,342,183	4,955,365
Property and equipment, net	996,217	1,010,801	875,919
Right of use assets, net	128,871	153,034	732,100
Loan receivable	5,000,000
Equity method investment	7,000,000
Intangible assets, net	9,485,370	15,538,337	11,598,063
Goodwill	5,983,852	5,983,852	5,392,123
Non-current assets of discontinued operations	5,640,238		56,049
Total assets	45,473,359	28,028,207	23,609,619
Current liabilities:
Accounts payable	1,339,009	4,105,794	6,015,595
Accrued expenses and other current liabilities	1,344,750	2,101,610	1,485,062
Deferred revenues	131,578	152,040	159,591
Current portion of operating leases liabilities	73,054	96,777	272,215
Income tax payable	27,643	27,643	22,919
Line of credit, net of debt issuance costs of $0 and $15,573, respectively	1,133,652	1,500,953	456,995
Current portion of convertible notes payable, net of debt issuance costs of $9,827,778, $13,844 and $0, respectively	1,172,222	577,260
Current portion of notes payable, net of debt issuance costs of $0, $34,997 and $212,848, respectively	441,192	1,301,212	1,365,675
Current portion of notes payable - related parties	876,500	1,389,923	1,686,352
Due to related party	15,450	32,452	17,253
Current liabilities of discontinued operations	589,363		1,491,662
Total current liabilities	7,144,413	11,285,663	12,973,319
Operating leases liabilities -net of current portion	58,713	58,713	482,212
Convertible notes payable - related parties, net of current portion, net of debt discount of $172,984, $266,667 and $366,666, respectively	249,288	1,161,495	1,061,495
Notes payable, net of current portion	450,002	595,879	42,492
Notes payable - related parties, net of current portion	1,291,013	1,403,756	1,595,669
Warrant liability	58,235,565
Total liabilities	67,428,994	14,505,506	16,155,187
Commitments and Contingencies (Note 12)
Stockholders' equity
Preferred Stock
Common stock, $0.001 par value, 250,000,000 shares authorized 25,685,981 and 14,471,403 and 8,015,756shares issued and outstanding as of March 31, 2021 and December 31, 2020 and 2019, respectively	25,686	14,471	8,016
Additional paid-in-capital	66,002,229	39,050,260	26,259,575
Accumulated deficit	(86,118,452)	(23,648,898)	(18,495,461)
Total stockholders' (deficit) equity attributable to Vinco Ventures, Inc.	(20,089,772)	15,416,598	7,772,130
Noncontrolling interests	(1,865,863)	(1,893,897)	(317,698)
Total stockholders' equity	(21,955,635)	13,522,701	7,454,432
Total liabilities and stockholders' equity	45,473,359	28,028,207	23,609,619
Series B Preferred Stock [Member]
Stockholders' equity
Preferred Stock	$ 765	$ 765